Condensed Consolidated Statement of Changes in Stockholders Deficit - USD ($)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, amount at Jun. 20, 2021	$ 0	$ 59,438	$ (59,438)	$ 0
Balance, shares at Jun. 20, 2021		5,943,750		0
Amortization of debt discount and issuance costs	86,544		86,544
Net Income (Loss)	$ (56,577)	$ 0	$ 0	$ (56,577)
Balance, shares at Dec. 31, 2021	0	5,943,750	0	0
Balance, amount at Dec. 31, 2021	$ 29,967	$ 59,438	$ 27,107	$ (56,576)
Amortization of debt discount and issuance costs	646,246		646,246
Net Income (Loss)	(189,054)			(189,054)
Balance, shares at Mar. 31, 2022		5,943,750
Balance, amount at Mar. 31, 2022	487,160	$ 59,438	673,353	(245,630)
Balance, amount at Dec. 31, 2021	$ 29,967	$ 59,438	$ 27,107	$ (56,576)
Balance, shares at Dec. 31, 2021	0	5,943,750	0	0
Balance, shares at Sep. 30, 2022		6,254,205
Balance, amount at Sep. 30, 2022	$ (1,210,740)	$ 62,542	$ 1,258,188	$ (2,531,471)
Balance, amount at Dec. 31, 2021	$ 29,967	$ 59,438	$ 27,107	$ (56,576)
Balance, shares at Dec. 31, 2021	0	5,943,750	0	0
Amortization of debt discount and issuance costs	$ 750,451		$ 750,451
Net Income (Loss)	(2,689,205)	$ 0	0	$ (2,689,205)
Common shares issued for purchase or membership interest shares		864,780
Common shares issued for purchase or membership interest amount	9,498,705	$ 8,648	9,490,057	0
Common shares issued for purchase of the payment rights shares		8,915
Common shares issued for purchase of the payment rights amount	89,150	$ 89	89,061	0
Common shares issued for conversion of deb shares		63,026
Common shares issued for conversion of deb amount	409,669	$ 630	409,039	0
Issuance of common stock for service shares		9,810
Issuance of common stock for service amount	$ 63,750	$ 98	$ 63,652	$ 0
Balance, shares at Dec. 31, 2022	0	6,890,281	0	0
Balance, amount at Dec. 31, 2022	$ 8,152,487	$ 68,903	$ 10,829,366	$ (2,745,782)
Balance, amount at Mar. 31, 2022	487,160	$ 59,438	673,353	(245,630)
Balance, shares at Mar. 31, 2022		5,943,750
Amortization of debt discount and issuance costs			0
Net Income (Loss)	(2,096,446)			(2,096,446)
Common shares issued for purchase or membership interest shares		236,974
Common shares issued for purchase or membership interest amount	0	$ 2,370	(2,370)
Common shares issued for purchase of the payment rights shares		8,915
Common shares issued for purchase of the payment rights amount	89,150	$ 89	89,061
Common shares issued for conversion of deb shares		63,026
Common shares issued for conversion of deb amount	409,669	$ 630	409,039
Balance, shares at Jun. 30, 2022		6,252,665
Balance, amount at Jun. 30, 2022	(1,110,467)	$ 62,527	1,169,083	(2,342,077)
Amortization of debt discount and issuance costs	79,121		79,121
Net Income (Loss)	(189,394)			(189,394)
Issuance of common stock for service shares		1,540
Issuance of common stock for service amount	10,000	$ 15	9,985
Balance, shares at Sep. 30, 2022		6,254,205
Balance, amount at Sep. 30, 2022	(1,210,740)	$ 62,542	1,258,188	(2,531,471)
Balance, amount at Dec. 31, 2022	$ 8,152,487	$ 68,903	$ 10,829,366	$ (2,745,782)
Balance, shares at Dec. 31, 2022	0	6,890,281	0	0
Net Income (Loss)	$ (274,345)			$ (274,345)
Issuance of common stock for service shares		770
Issuance of common stock for service amount	5,000	$ 8	$ 4,992
Balance, shares at Mar. 31, 2023		6,891,051
Balance, amount at Mar. 31, 2023	7,883,142	$ 68,911	10,834,359	(3,020,127)
Balance, amount at Dec. 31, 2022	$ 8,152,487	$ 68,903	$ 10,829,366	$ (2,745,782)
Balance, shares at Dec. 31, 2022	0	6,890,281	0	0
Balance, shares at Sep. 30, 2023		6,887,971
Balance, amount at Sep. 30, 2023	$ 7,392,142	$ 68,880	$ 10,865,160	$ (3,541,897)
Balance, amount at Mar. 31, 2023	7,883,142	$ 68,911	10,834,359	(3,020,127)
Balance, shares at Mar. 31, 2023		6,891,051
Amortization of debt discount and issuance costs	30,770		30,770
Net Income (Loss)	(220,295)			(220,295)
Balance, shares at Jun. 30, 2023		6,891,051
Balance, amount at Jun. 30, 2023	7,693,617	$ 68,911	10,865,129	(3,240,422)
Net Income (Loss)	(301,475)			(301,475)
Forfeiture of common stock for service shares		(3,080)
Forfeiture of common stock for service value	0	$ (31)	31
Balance, shares at Sep. 30, 2023		6,887,971
Balance, amount at Sep. 30, 2023	$ 7,392,142	$ 68,880	$ 10,865,160	$ (3,541,897)